CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total	Share Capital	Share Premium	Share-based Expenses	Total Accumulated Losses
Beginning balance at Dec. 31, 2014	£ 12,526	£ 1,010	£ 26,650	£ 1,127	£ (16,261)
Loss for the year	(7,495)				(7,495)
Exchange differences on translating foreign operations	4				4
Total comprehensive loss for the period	(7,491)				(7,491)
Share-based payments	399			399
Ending balance at Dec. 31, 2015	5,434	1,010	26,650	1,526	(23,752)
Loss for the year	(5,019)				(5,019)
Exchange differences on translating foreign operations	43				43
Total comprehensive loss for the period	(4,976)				(4,976)
New share capital issued	35,707	1,556	34,151
Transaction costs on share capital issued	(2,325)		(2,325)
Share options exercised during the period	52	2	50
Share-based payments	577			577
Ending balance at Dec. 31, 2016	34,469	2,568	58,526	2,103	(28,728)
Loss for the year	(20,497)				(20,497)
Exchange differences on translating foreign operations	(29)				(29)
Total comprehensive loss for the period	(20,526)				(20,526)
New share capital issued	70,325	2,677	67,648
Transaction costs on share capital issued	(7,453)		(7,453)
Share options exercised during the period	147	6	141
Share-based payments	2,919			2,919
Ending balance at Dec. 31, 2017	£ 79,881	£ 5,251	£ 118,862	£ 5,022	£ (49,254)